UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21708

Dow 30SM Premium & Dividend Income Fund Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments

Closed-End Funds

Seeking to provide a high level of after-tax total return.

Semi-Annual Report

June 30, 2011

NASDAQ Premium Income & Growth Fund Inc. QQQX	Dow 30SM Premium & Dividend Income Fund Inc. DPD	Dow 30SM Enhanced Premium & Income Fund Inc. DPO

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Chairman’s

Letter to Shareholders

Dear Shareholders,

The global economy continues to be weighed down by an unusual combination of pressures facing the larger developed economies. Japanese leaders continue to work through the economic aftereffects of the March 2011 earthquake and tsunami. Political leaders in Europe and the U.S. have resolved some of the near term fiscal problems, but the financial markets are not convinced that these leaders are able to address more complex longer term fiscal issues. Despite improved earnings and capital increases, the largest banks in these countries continue to be vulnerable to deteriorating mortgage portfolios and sovereign credit exposure, adding another source of uncertainty to the global financial system.

In the U.S., recent economic statistics indicate that the economic recovery may be losing momentum. Consumption, which represents about 70% of the gross domestic product, faces an array of challenges from seemingly intractable declines in housing values, increased energy costs and limited growth in the job market. The failure of Congress and the administration to agree on the debt ceiling increase on a timely basis and the deep divisions between the political parties over fashioning a balanced program to address growing fiscal imbalances that led to the recent S&P ratings downgrade add considerable uncertainty to the domestic economic picture.

On a more positive note, corporate earnings continue to hold up well and the municipal bond market is recovering from recent weakness as states and municipalities implement various programs to reduce their budgetary deficits. In addition, the Federal Reserve System has made it clear that it stands ready to take additional steps should the economic recovery falter. However, there are concerns that the Fed is approaching the limits of its resources to intervene in the economy.

These perplexing times highlight the importance of professional investment management. Your Nuveen investment team is working hard to develop an appropriate response to increased risk, and they continue to seek out opportunities created by stressful markets using proven investment disciplines designed to help your Fund achieve its investment objectives. On your behalf, we monitor their activities to assure that they maintain their investment disciplines.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Board

August 23, 2011

4	Nuveen Investments

Portfolio Managers’ Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

NASDAQ Premium Income & Growth Fund, Inc. (QQQX)

Dow 30SM Premium & Dividend Income Fund, Inc. (DPD)

Dow 30SM Enhanced Premium & Income Fund, Inc. (DPO)

The Funds are managed by Keith Hembre, CFA, Managing Director of Nuveen HydePark Group, LLC, and Nuveen Asset Management, LLC, David Friar, Portfolio Manager of HydePark and Nuveen Asset Management, LLC, and James Colon, CFA, Portfolio Manager and Senior Quantitative Analyst of Hyde Park and Nuveen Asset Management, LLC. Here the team talks about their management strategies and the performance of the Funds for the six-months ended June 30, 2011.

Over this period, what key strategies were used to manage the Funds?

The NASDAQ Premium Income & Growth Fund (QQQX) pursues a two-part investment strategy; an equity strategy and an option overlay strategy. The core equity strategy is to invest in an optimized portfolio of equities designed to track the price movement of the NASDAQ-100 Stock Index, a market cap weighted index.

The option overlay is designed to provide incremental cash flow and serves as a risk management strategy by lowering the overall beta of the Fund. Index call options are written on approximately 30-50% of the Fund’s net asset value.

The Dow 30SM Premium & Dividend Income Fund (DPD) pursues a two-part investment strategy, an equity strategy and an option overlay strategy. The core equity strategy is to invest in a portfolio of equities designed to track the price movement of the Dow Jones Industrial Average (DJIA). As the Dow Jones Industrial Average is a price weighted index, this is accomplished by holding an equal number of shares in each index constituent.

The option overlay is designed to provide incremental cash flow and serves as a risk management strategy by lowering the overall beta of the Fund. Call options are written on all the stocks held in the portfolio, generally on a pro-rata basis, between 40%-60% of the notional equity exposure.

Similar to DPD, the Dow 30SM Enhanced Premium & Dividend Income Fund (DPO) pursues a two-part investment strategy, an equity strategy and an option overlay strategy. The core equity strategy is to invest in a portfolio of equities designed to track the price movement of the Dow Jones Industrial Average. Total exposure to the equity strategy is augmented by the purchase of other securities or financial instruments, primarily swap contracts, designed to provide additional investment exposure (i.e. leverage) to the return of the DJIA stocks.

The option overlay is designed to provide incremental cash flow and serves as a risk management strategy by lowering the overall beta of the Fund. Call options are written on all

Nuveen Investments	5

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

* Six-month returns are cumulative; all other returns are annualized.

**	The since inception for QQQX and its comparative index are from 1/30/07, for DPD and its comparative index are from 4/29/05, and for DPO and its comparative index are from 5/30/07.

1.	The NASDAQ-100 Index includes 100 of the largest domestic and international nonfinancial securities listed on The Nasdaq Stock Market based on market capitalization. Returns do not include the effects of any sales charges or management fees. It is not possible to invest directly in this index.

2.	The Dow Jones Industrial Average tracks the performance of 30 large cap companies. Returns do not include the effects of any sales charges or management fees. It is not possible to invest directly in this average.

the stocks held in the portfolio, generally on a pro-rata basis. The overlay percentage is typically between 40%-60% of the total notional exposure of each of the underlying stocks within the portfolio.

How did the Funds perform over this period?

The performance of the Funds, as well as comparative indexes, is presented in the accompanying table.

Average Annual Total Returns on Net Asset Value*

For periods ended 6/30/11

	6-Month	1-Year	5-Year	Since Inception**
QQQX	3.88%	26.68%	N/A	4.96%
Nasdaq 100 Index[1]	4.83%	33.69%	N/A	6.30%

DPD	7.10%	26.29%	5.39%	6.03%
Dow Jones Industrial Average[2]	8.59%	30.37%	4.96%	6.20%

DPO	9.08%	34.23%	N/A	1.08%
Dow Jones Industrial Average[2]	8.59%	30.37%	N/A	0.68%

For the six-month period ended June 30, 2011, DPO outperformed its comparative benchmark, while QQQX and DPD underperformed their benchmarks.

QQQX seeks to dampen the beta of the overall portfolio by selling call options on a percentage of the Fund’s net asset value. This strategy provides incremental cash flow to the Fund, but also allows the Fund to participate fully in any equity market rally for those portions of the Fund’s assets that are not subject to the call overwrite, typically between 50-70% of the Fund’s assets. Those portions of the Fund subject to the overwrite have upside potential capped at the amount of premium received for the option. The downside is buffered by the amount of the cash flow premium received. In flat or declining markets, the option premium can enhance total returns relative to the benchmark. In rising markets, the options can hurt the Funds total return relative to the benchmark. The reporting period was marked by rising markets. As a result, the Fund underperformed for the period.

The equity portfolio of DPD is constructed to substantially replicate the securities in the Dow Jones Industrial Average, its performance is expected to be very similar to this measure.

As described previously, the Fund seeks to dampen the beta of the overall portfolio by selling call options on a pro-rata percentage of each name held in the portfolio. The options sold provide incremental cash flow in exchange for giving up the potential upside of each stock above the options strike. The downside is buffered by the amount of the cash flow premium received. In flat or declining markets, the option premium can enhance total returns relative to the benchmark. In rising markets, the options can hurt the Fund’s total return relative to the benchmark. During first half of 2011, despite the generally rising market, the option overlay strategy added incrementally to the Fund’s total return. However, the Fund’s underperformance for the period was attributable to the disparity between the percentage holding of each stock in the Fund versus the DJIA index itself.

DPO seeks to dampen the beta of the overall portfolio by selling call options on a pro-rata percentage of each name held in the portfolio. The options sold provide incremental cash

6	Nuveen Investments

flow in exchange for giving up the potential upside of each stock above the options strike. The downside is buffered by the amount of the cash flow premium received. In flat or declining markets, the option premium can enhance total returns relative to the benchmark. In rising markets, the options can hurt the Funds total return relative to the benchmark. During the first half of 2011, despite the generally rising market, the option overlay strategy positively contributed to the Fund’s outperformance versus the DJIA for the reporting period.

The Fund also invested in swaps that receive the total return of the Dow Jones Industrial Average while paying a floating rate of interest; adding leverage and equity exposure to the Fund.

RISK CONSIDERATIONS

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment Risk. The possible loss of the entire principal amount that you invest.

Price Risk. Shares of closed-end investment companies like the Funds frequently trade at a discount to their net asset value (NAV). Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations. This is particularly true for funds employing a managed distribution program.

Common Stock Risk. Common stock returns often have experienced significant volatility.

Call Option Risk. The value of call options sold (written) by the Funds will fluctuate. The Funds may not participate in any appreciation of their equity portfolios as fully as they would if the Funds did not sell call options. In addition, the Funds will continue to bear the risk of declines in the value of the equity portfolios.

Derivatives Strategy Risk. Derivative securities, such as calls, puts, warrants, swaps and forwards, carry risks different from, and possibly greater than, the risks associated with the underlying investments.

Index Call Option Risk. Because index options are settled in cash, sellers of index call options, such as the Funds, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities.

Nuveen Investments	7

Distribution and Share Price Information

The following information regarding your Fund’s distributions is current as of June 30, 2011, and likely will vary over time based on the Fund’s investment activities and portfolio investment value changes.

During the six-month reporting period, QQQX did not make any changes to its quarterly distribution to shareholders. Effective January 1, 2011, DPD and DPO began paying distributions to shareholders quarterly, with their first quarterly distributions payable to shareholders during April 2011. DPD and DPO did not make any changes to their subsequent quarterly distributions to shareholders. Some of the important factors affecting the amount and composition of these distributions are summarized below.

Each Fund has a managed distribution program. The goal of this program is to provide shareholders with relatively consistent and predictable cash flow by systematically converting the Fund’s expected long-term return potential into regular distributions. As a result, regular distributions throughout the year are likely to include a portion of expected long-term gains (both realized and unrealized), along with net investment income.

Important points to understand about the managed distribution program are:

•

Each Fund seeks to establish a relatively stable distribution rate that roughly corresponds to the projected total return from its investment strategy over an extended period of time. However, you should not draw any conclusions about a Fund’s past or future investment performance from its current distribution rate.

•

Actual returns will differ from projected long-term returns (and therefore a Fund’s distribution rate), at least over shorter time periods. Over a specific timeframe, the difference between actual returns and total distributions will be reflected in an increasing (returns exceed distributions) or a decreasing (distributions exceed returns) Fund net asset value.

•	Each distribution is expected to be paid from some or all of the following sources:

•	net investment income (regular interest and dividends),

•	realized capital gains, and

•	unrealized gains, or, in certain cases, a return of principal (non-taxable distributions).

•

A non-taxable distribution is a payment of a portion of a Fund’s capital. When a Fund’s returns exceed distributions, it may represent portfolio gains generated, but not realized as a taxable capital gain. In periods when a Fund’s return falls short of distributions, the shortfall will represent a portion of your original principal, unless the shortfall is offset during other time periods over the life of your investment (previous or subsequent) when a Fund’s total return exceeds distributions.

•

Because distribution source estimates are updated during the year based on a Fund’s performance and forecast for its current fiscal year (which is the calendar year for each Fund), estimates on the nature of your distributions provided at the time distributions are

8	Nuveen Investments

paid may differ from both the tax information reported to you in your Fund’s IRS From 1099 statement provided at year end, as well as the ultimate economic sources of distributions over the life of your investment.

The following table provides estimated information regarding each Fund’s distributions and total return performance for the six months ended June 30, 2011. This information is provided on a tax basis rather than a generally accepted accounting principles (GAAP) basis. This information is intended to help you better understand whether the Fund’s returns for the specified time period were sufficient to meet each Fund’s distributions.

As of 6/30/11	QQQX	DPD	DPO
Inception date	1/30/07	4/29/05	5/30/07
Six months ended June 30, 2011:
Per share distribution:
From net investment income	$0.00	$0.11	$0.08
From realized capital gains	0.63	0.00	0.43
Return of capital	0.00	0.51	0.00

Total per share distribution	$0.63	$0.62	$0.51

Annualized distribution rate on NAV	8.62%	8.38%	8.94%
Average annual total returns:
Six-Month (Cumulative) on NAV	3.88%	7.10%	9.08%
1-Year on NAV	26.68%	26.29%	34.23%
5-Year on NAV	N/A	5.39%	N/A
Since inception on NAV	4.96%	6.03%	1.08%

Share Repurchases and Share Price Information

As of June 30, 2011, and since the inception of the Funds’ repurchase programs, QQQX, DPD and DPO have not repurchased any of their outstanding shares.

At June 30, 2011, the Funds’ share prices were trading as (+) premiums/(-) discounts relative to their NAVs as shown in the accompanying table.

Fund	6/30/11 (+) Premium/ (-) Discount	Six-Month Average (-) Discount
QQQX	(-)1.57%	(-)2.45%
DPD	(-)1.76%	(-)0.45%
DPO	0.00%	(-)1.51%

Nuveen Investments	9

QQQX Performance OVERVIEW	NASDAQ Premium Income & Growth Fund Inc. as of June 30, 2011

Fund Snapshot
Share Price	$14.38
Net Asset Value (NAV)	$14.61
Premium/(Discount) to NAV	-1.57%
Current Distribution Rate[1]	8.79%
Net Assets Applicable to Common Shares ($000)	$269,525

Average Annual Total Return (Inception 1/30/07)
	On Share Price	On NAV
6-Month (cumulative)	6.46%	3.88%
1-Year	31.74%	26.68%
Since Inception	4.17%	4.96%

Portfolio Composition (as a % of total investments)[2,3]
Software	18.1%
Computers & Peripherals	15.0%
Semiconductors & Equipment	9.5%
Internet Software & Services	9.4%
Communications Equipment	8.1%
Media	6.2%
Internet & Catalog Retail	5.5%
Biotechnology	5.2%
IT Services	2.2%
Specialty Retail	2.0%
Pharmaceuticals	1.9%
Health Care Providers & Services	1.7%
Hotels Restaurants & Leisure	1.6%
Short-Term Investments	1.0%
Other	12.6%

Portfolio Allocation (as a % of total investments)2,3

2010-2011 Quarterly Distributions Per Share

Share Price Performance — Weekly Closing Price

   Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.

1 Current Distribution Rate is based on the Fund’s current annualized quarterly distribution divided by the Fund’s current market price. The Fund’s quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a return of capital for tax purposes.

2 Holdings are subject to change.

3 Excluding investments in derivatives.

10	Nuveen Investments

DPD Performance OVERVIEW	Dow 30SM Premium & Dividend Income Fund Inc. as of June 30, 2011

Fund Snapshot
Share Price	$14.53
Net Asset Value (NAV)	$14.79
Premium/(Discount) to NAV	-1.76%
Current Distribution Rate[1]	8.51%
Net Assets Applicable to Common Shares ($000)	$177,728

Average Annual Total Return (Inception 4/29/05)
	On Share Price	On NAV
6-Month (cumulative)	4.25%	7.10%
1-Year	21.18%	26.29%
5-Year	5.21%	5.39%
Since Inception	4.93%	6.03%

Portfolio Composition (as a % of total investments)[2],[3]
Oil, Gas, & Consumable Fuels	11.1%
IT Services	10.3%
Aerospace & Defense	9.8%
Pharmaceuticals	7.4%
Industrial Conglomerates	6.8%
Machinery	6.4%
Hotels, Restaurants & Leisure	5.1%
Diversified Telecommunication Services	4.1%
Beverages	4.0%
Household Products	3.8%
Insurance	3.5%
Chemicals	3.2%
Food & Staples Retailing	3.2%
Diversified Financial Services	3.1%
Consumer Finance	3.1%
Short-Term Investments	1.4%
Other	13.7%

Portfolio Allocation (as a % of total investments)2,3

2010-2011 Distributions Per Share4

Share Price Performance — Weekly Closing Price

   Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.

1 Current Distribution Rate is based on the Fund’s current annualized quarterly distribution divided by the Fund’s current market price. The Fund’s quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a return of capital for tax purposes.

2 Holdings are subject to change.

3 Excluding investments in derivatives.

4 Effective January 1, 2011, the Fund began paying distributions to shareholders quarterly, with its first distribution of $.3090 per share payable April 1, 2011.

Nuveen Investments	11

DPO Performance OVERVIEW	Dow 30SM Enhanced Premium & Income Fund Inc. as of June 30, 2011

Fund Snapshot
Share Price	$11.41
Net Asset Value (NAV)	$11.41
Premium/(Discount) to NAV	0.00%
Current Distribution Rate[1]	8.94%
Net Assets Applicable to Common Shares ($000)	$316,550

Average Annual Total Return (Inception 5/30/07)
	On Share Price	On NAV
6-Month (cumulative)	14.88%	9.08%
1-Year	28.80%	34.23%
Since Inception	-0.12%	1.08%

Portfolio Composition (as a % of total investments)[2,3]
Oil, Gas, & Consumable Fuels	10.4%
IT Services	9.7%
Aerospace & Defense	9.2%
Pharmaceuticals	6.9%
Industrial Conglomerates	6.4%
Machinery	6.0%
Hotels, Restaurants & Leisure	4.8%
Diversified Telecommunication Services	3.9%
Beverages	3.8%
Household Products	3.6%
Insurance	3.3%
Chemicals	3.1%
Food & Staples Retailing	3.0%
Diversified Financial Services	2.9%
Consumer Finance	2.9%
Short-Term Investments	7.4%
Other	12.7%

Portfolio Allocation (as a % of total investments)2,3

2010-2011 Distributions Per Share4

Share Price Performance — Weekly Closing Price

   Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.

1 Current Distribution Rate is based on the Fund’s current annualized quarterly distribution divided by the Fund’s current market price. The Fund’s quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a return of capital for tax purposes.

2 Holdings are subject to change.

3 Excluding investments in derivatives.

4 Effective January 1, 2011, the Fund began paying distributions to shareholders quarterly, with its first distribution of $.2550 per share payable April 1, 2011.

12	Nuveen Investments

Shareholder Meeting Report (Unaudited)

The annual meeting of shareholders was held in the offices of Nuveen Investments on May 6, 2011; at this meeting the shareholders were asked to vote on the election of Board Members.

	QQQX Common Shares	DPD Common Shares	DPO Common Shares
Approval of the Board Members was reached as follows:

John P. Amboian
For	17,044,798	10,287,031	23,574,263
Withhold	422,003	268,319	744,783
Total	17,466,801	10,555,350	24,319,046
Robert P. Bremner
For	17,011,637	10,277,443	23,572,555
Withhold	455,164	277,907	746,491
Total	17,466,801	10,555,350	24,319,046
Jack B. Evans
For	17,010,398	10,291,107	23,594,121
Withhold	456,403	264,243	724,925
Total	17,466,801	10,555,350	24,319,046
William C. Hunter
For	16,992,708	10,296,174	23,599,072
Withhold	474,093	259,176	719,974
Total	17,466,801	10,555,350	24,319,046
David J. Kundert
For	16,987,085	10,292,623	23,558,683
Withhold	479,716	262,727	760,363
Total	17,466,801	10,555,350	24,319,046
William J. Schneider
For	17,041,524	10,292,823	23,597,902
Withhold	425,277	262,527	721,144
Total	17,466,801	10,555,350	24,319,046
Judith M. Stockdale
For	17,037,654	10,295,500	23,593,009
Withhold	429,147	259,850	726,037
Total	17,466,801	10,555,350	24,319,046
Carole E. Stone
For	17,057,646	10,296,319	23,589,148
Withhold	409,155	259,031	729,898
Total	17,466,801	10,555,350	24,319,046
Virginia L. Stringer
For	17,005,586	10,297,657	23,576,426
Withhold	461,215	257,693	742,620
Total	17,466,801	10,555,350	24,319,046
Terence J. Toth
For	17,056,877	10,288,173	23,578,369
Withhold	409,924	267,177	740,677
Total	17,466,801	10,555,350	24,319,046

Nuveen Investments	13

QQQX

NASDAQ Premium Income & Growth Fund Inc.

Portfolio of Investments

June 30, 2011 (Unaudited)

Shares	Description (1)	Value

	Common Stocks – 102.1%

	Aerospace & Defense – 0.7%

8,359	General Dynamics Corporation	$622,913
2,886	Lockheed Martin Corporation	233,679
2,049	Precision Castparts Corporation	337,368
8,962	United Technologies Corporation	793,227
	Total Aerospace & Defense	1,987,187
	Air Freight & Logistics – 0.4%

2,810	FedEx Corporation	266,529
8,400	United Parcel Service, Inc., Class B	612,612
4,130	UTI Worldwide, Inc.	81,320
	Total Air Freight & Logistics	960,461
	Airlines – 0.1%

7,020	Ryanair Holdings PLC	205,967
4,120	Southwest Airlines Co.	47,050
	Total Airlines	253,017
	Auto Components – 0.3%

1,430	Autoliv Inc.	112,184
1,200	BorgWarner Inc.	96,948
11,160	Gentex Corporation	337,367
1,200	Johnson Controls, Inc.	49,992
4,300	Lear Corporation	229,964
	Total Auto Components	826,455
	Automobiles – 0.0%

1,390	Tesla Motors Inc.	40,491
2,120	Thor Industries, Inc.	61,141
	Total Automobiles	101,632
	Beverages – 0.2%

3,010	Brown-Forman Corporation	224,817
3,180	Hansen Natural Corporation	257,421
1,730	PepsiCo, Inc.	121,844
	Total Beverages	604,082
	Biotechnology – 5.3%

14,640	Alkermes Inc.	272,304
12,140	Amylin Pharmaceuticals Inc.	162,190
11,850	BioMarin Pharmaceutical Inc.	322,439
66,429	Celgene Corporation	4,006,997
9,600	Cubist Pharmaceuticals Inc.	345,504
3,230	Dendreon Corporation	127,391
2,290	Emergent BioSolutions, Inc.	51,640
3,210	Enzon Inc.	32,261
3,000	Exelixis, Inc.	26,880
3,780	Genomic Health, Inc.	105,500
24,710	Geron Corporation	99,087
122,724	Gilead Sciences, Inc.	5,082,001
25,978	Grifols SA	195,095
5,370	Halozyme Therapeutics, Inc.	37,107
5,470	Human Genome Sciences, Inc.	134,234
6,110	Immunogen, Inc.	74,481
9,716	Incyte Pharmaceuticals Inc.	184,021
880	Intermune, Inc.	31,548
10,290	ISIS Pharmaceuticals, Inc.	94,256
37,200	Lexicon Genetics, Inc.	65,472
7,160	MannKind Corporation	27,208
13,280	Micromet, Inc.	76,227
13,100	Myriad Genentics Inc.	297,501
5,210	Onyx Pharmaceuticals Inc.	183,913
4,750	Opko Health Inc.	17,528
5,740	Regeneron Pharmaceuticals, Inc.	325,515
12,300	Seattle Genetics, Inc.	252,396
1,310	Targacept, Inc.	27,602
3,100	Theravance Inc.	68,851
6,210	United Therapeutics Corporation	342,171
25,630	Vertex Pharmaceuticals Inc.	1,332,504
	Total Biotechnology	14,401,824

14	Nuveen Investments

Shares	Description (1)	Value

	Capital Markets – 0.4%

415	Affiliated Managers Group Inc.	$42,102
1,520	Franklin Resources, Inc.	199,561
11,804	SEI Investments Company	265,708
5,972	T. Rowe Price Group Inc.	360,350
5,230	TD Ameritrade Holding Corporation	102,037
	Total Capital Markets	969,758
	Chemicals – 0.5%

2,170	Air Products & Chemicals Inc.	207,409
6,060	Ecolab Inc.	341,663
7,928	Methanex Corporation	248,781
1,180	Monsanto Company	85,597
3,500	Praxair, Inc.	379,365
	Total Chemicals	1,262,815
	Commercial Services & Supplies – 0.6%

3,900	Cintas Corporation	128,817
2,620	Copart Inc.	122,092
2,710	Iron Mountain Inc.	92,384
7,720	KAR Auction Services Inc.	145,985
1,980	Republic Services, Inc.	61,083
3,810	Rollins Inc.	77,648
10,124	Tetra Tech, Inc.	227,790
3,794	United Stationers, Inc.	134,421
4,860	Waste Connections Inc.	154,208
9,560	Waste Management, Inc.	356,301
	Total Commercial Services & Supplies	1,500,729
	Communications Equipment – 8.3%

1,440	ADTRAN, Inc.	55,742
2,850	Arris Group Inc.	33,089
613,407	Cisco Systems, Inc.	9,575,283
22,190	LM Ericsson Telefonaktiebolget, Sponsored ADR	319,092
186,824	QUALCOMM, Inc.	10,609,735
60,574	Research In Motion Limited	1,747,560
10,531	Tellabs Inc.	48,548
	Total Communications Equipment	22,389,049
	Computers & Peripherals – 15.5%

100,934	Apple, Inc., (2)	33,880,516
219,510	Dell Inc.	3,659,232
8,940	EMC Corporation	246,297
10,420	Hewlett-Packard Company	379,288
4,920	Logitech International SA	55,301
45,770	Network Appliance Inc.	2,415,741
25,200	SanDisk Corporation	1,045,800
	Total Computers & Peripherals	41,682,175
	Containers & Packaging – 0.1%

3,935	Silgan Holdings, Inc.	161,217
	Distributors – 0.2%

20,543	LKQ Corporation	535,967
	Diversified Consumer Services – 0.2%

5,882	Career Education Corporation	124,404
4,000	Education Management Corporation	95,760
1,701	ITT Educational Services, Inc.	133,086
1,307	Strayer Education Inc.	165,192
1,230	Weight Watcher’s International Inc.	92,828
	Total Diversified Consumer Services	611,270
	Diversified Financial Services – 0.1%

1,410	Moody’s Corporation	54,074
3,590	MSCI Inc., Class A Shares	135,271
	Total Diversified Financial Services	189,345
	Diversified Telecommunication Services – 0.3%

11,800	AT&T Inc.	370,638
12,270	Verizon Communications Inc.	456,812

Nuveen Investments	15

QQQX

NASDAQ Premium Income & Growth Fund Inc. (continued)

Portfolio of Investments June 30, 2011 (Unaudited)

Shares	Description (1)	Value

	Diversified Telecommunication Services (continued)

4,133	Windstream Corporation	$53,564
	Total Diversified Telecommunication Services	881,014
	Electrical Equipment – 0.0%

1,609	Woodward Governor Company	56,090
	Electronic Equipment & Instruments – 0.3%

1,010	Amphenol Corporation, Class A	54,530
3,730	Arrow Electronics, Inc.	154,795
6,050	Avnet Inc.	192,874
13,965	National Instruments Corporation	414,621
1,898	Plexus Corporation	66,069
	Total Electronic Equipment & Instruments	882,889
	Food & Staples Retailing – 1.5%

4,550	BJ’s Wholesale Club	229,093
2,490	Casey’s General Stores, Inc.	109,560
5,210	CVS Caremark Corporation	195,792
1,890	Fresh Market Inc.	73,105
20,680	Kroger Co.	512,864
1,060	PriceSmart, Inc.	54,304
14,770	Safeway Inc.	345,175
14,450	Walgreen Co.	613,547
33,070	Wal-Mart Stores, Inc.	1,757,340
1,380	Weis Markets Inc.	56,207
	Total Food & Staples Retailing	3,946,987
	Health Care Equipment & Supplies – 0.9%

4,520	Baxter International, Inc.	269,799
2,970	Becton, Dickinson and Company	255,925
7,720	Boston Scientific Corporation	53,345
1,680	C. R. Bard, Inc.	184,565
6,890	Covidien PLC	366,755
1,140	Idexx Labs Inc.	88,418
3,386	Kinetic Concepts Inc.	195,135
9,350	Medtronic, Inc.	360,256
2,590	Saint Jude Medical Inc.	123,491
3,770	Stryker Corporation	221,261
1,220	Varian Medical Systems, Inc.	85,424
2,600	Zimmer Holdings, Inc.	164,320
	Total Health Care Equipment & Supplies	2,368,694
	Health Care Providers & Services – 1.8%

1,090	Accretive Health Inc.	31,381
8,010	AmerisourceBergen Corporation	331,614
7,570	Cardinal Health, Inc.	343,829
64,627	Express Scripts, Inc.	3,488,565
5,860	McKesson HBOC Inc.	490,189
1,630	Patterson Companies, Inc.	53,611
	Total Health Care Providers & Services	4,739,189
	Health Care Technology – 0.4%

8,610	Allscripts Healthcare Solutions Inc.	167,206
11,790	Emdeon Inc., Class A	154,685
6,668	Quality Systems Inc.	582,116
1,600	SXC Health Solutions Corporation	94,272
	Total Health Care Technology	998,279
	Hotels, Restaurants & Leisure – 1.7%

700	Carnival Corporation, ADR	26,341
3,380	Cheesecake Factory Inc.	106,031
2,730	Darden Restaurants, Inc.	135,845
14,152	McDonald’s Corporation	1,193,297
1,800	Panera Bread Company	226,188
13,800	Wynn Resorts Ltd	1,980,852
16,610	YUM! Brands, Inc.	917,536
	Total Hotels, Restaurants & Leisure	4,586,090
	Household Durables – 0.0%

100	NVR Inc.	72,548

16	Nuveen Investments

Shares	Description (1)	Value

	Household Products – 0.1%

1,000	Colgate-Palmolive Company	$87,410
3,780	Procter & Gamble Company	240,295
	Total Household Products	327,705
	Industrial Conglomerates – 0.2%

1,820	3M Co.	172,627
3,050	Danaher Corporation	161,620
1,410	Tyco International Ltd.	69,696
	Total Industrial Conglomerates	403,943
	Insurance – 0.1%

5,348	CNA Financial Corporation	155,359
	Internet & Catalog Retail – 5.7%

50,848	Amazon.com, Inc.	10,397,908
1,620	Hosting Site Network, Inc.	53,330
1,570	MakeMyTrip Limited	38,465
6,142	NetFlix.com Inc.	1,613,442
6,270	Priceline.com Incorporated	3,209,801
	Total Internet & Catalog Retail	15,312,946
	Internet Software & Services – 9.7%

8,670	AOL Inc.	172,186
31,371	Baidu.com, Inc., Sponsored ADR	4,396,018
1,490	Digital River, Inc.	47,918
150,079	eBay Inc.	4,843,049
28,756	Google Inc., Class A	14,561,463
11,240	IAC/InterActiveCorp.	429,031
4,880	j2 Global Communications, Inc.	137,762
1,450	Mercadolibre, Inc.	115,043
7,630	Netease.com, Inc.	344,037
4,420	NIC, Incorporated	59,493
5,640	Open Text Corporation	361,073
1,800	Rackspace Hosting Inc.	76,932
1,750	Sina Corporation	182,175
2,062	Sohu.com Inc.	149,021
8,461	ValueClick, Inc.	140,453
5,350	WebMD Health Corporation, Class A	243,853
	Total Internet Software & Services	26,259,507
	IT Services – 2.3%

11,560	Accenture Limited	698,455
4,520	Acxiom Corporation	59,257
28,010	Amdocs Limited	851,224
10,889	Computer Sciences Corporation	413,346
6,092	CSG Systems International Inc., (2)	112,580
1,130	Gartner Inc.	45,528
19,500	Genpact Limited	336,180
1,470	Global Payments Inc.	74,970
19,947	Henry Jack and Associates Inc.	598,609
9,871	International Business Machines Corporation (IBM)	1,693,370
8,781	ManTech International Corporation, Class A	390,052
3,990	NeuStar, Inc.	104,538
20,340	SAIC, Inc.	342,119
6,950	Sapient Corporation	104,459
1,340	SRA International, Inc.	41,433
2,150	Teradata Corporation	129,430
8,710	Total System Services Inc.	161,832
	Total IT Services	6,157,382
	Life Sciences Tools & Services – 1.0%

4,860	Charles River Laboratories International, Inc.	197,559
14,680	ICON plc	345,861
6,040	Luminex Corporation	126,236
5,143	Pharmaceutical Product Development Inc.	138,038
20,880	Techne Corporation	1,740,766
1,150	Thermo Fisher Scientific, Inc.	74,049
	Total Life Sciences Tools & Services	2,622,509

Nuveen Investments	17

QQQX

NASDAQ Premium Income & Growth Fund Inc. (continued)

Portfolio of Investments June 30, 2011 (Unaudited)

Shares	Description (1)	Value

	Machinery – 0.6%

2,610	AGCO Corporation	$128,830
2,532	Bucyrus International, Inc.	232,083
5,030	CNH Global N.V.	194,410
1,270	Deere & Company	104,712
4,362	Eaton Corporation	224,425
7,290	Makita Corporation, ADR	340,735
3,696	Nordson Corporation	202,726
640	Terex Corporation	18,208
2,150	WABCO Holdings Inc.	148,479
	Total Machinery	1,594,608
	Marine – 0.0%

1,000	Kirby Corporation	56,670
	Media – 6.4%

228,600	Comcast Corporation, Class A	5,792,724
3,090	Comcast Corporation, Special Class A	74,871
84,396	DIRECTV Group, Inc.	4,289,005
1,140	Discovery Communications inc., Class A Shares	46,694
1,420	Dreamworks Animation SKG Inc.	28,542
6,244	Focus Media Holding, Limited	194,188
2,080	Lamar Advertising Company	56,930
710	Liberty Media Starz	53,420
208,457	News Corporation, Class A	3,689,689
23,992	News Corporation, Class B	433,775
11,548	Omnicom Group, Inc.	556,152
2,380	Scripps Networks Interactive, Class A Shares	116,334
25,590	Thomson Corporation	961,160
3,950	Viacom Inc., Class B	201,450
10,140	Walt Disney Company	395,866
6,940	WPP Group PLC	435,485
	Total Media	17,326,285
	Metals & Mining – 0.1%

1,920	Rangold Resources Limited	161,376
	Multiline Retail – 0.9%

2,070	Big Lots, Inc.	68,621
8,100	Dollar General Corporation	274,509
5,230	Family Dollar Stores, Inc.	274,889
4,120	J.C. Penney Company, Inc.	142,305
12,160	Kohl’s Corporation	608,122
10,920	Macy’s, Inc.	319,301
2,860	Nordstrom, Inc.	134,248
2,120	Saks Inc.	23,680
12,100	Target Corporation	567,611
	Total Multiline Retail	2,413,286
	Office Electronics – 0.1%

30,090	Xerox Corporation	313,237
1,900	Zebra Technologies Corporation, Class A	80,123
	Total Office Electronics	393,360
	Personal Products – 0.0%

1,880	Herbalife, Limited	108,363
	Pharmaceuticals – 2.0%

11,310	Abbott Laboratories	595,132
4,340	Allergan, Inc.	361,305
3,660	Bristol-Myers Squibb Company	105,994
16,320	Eli Lilly and Company	612,490
9,082	Endo Pharmaceuticals Holdings Inc.	364,824
12,550	Forest Laboratories, Inc.	493,717
980	Hospira Inc.	55,527
9,840	Johnson & Johnson	654,557
13,730	Merck & Company Inc.	484,532
3,590	Optimer Pharmaceuticals, Inc.	42,685
3,702	Perrigo Company	325,295
24,460	Pfizer Inc.	503,876
6,100	Shire Pharmaceuticals Group	574,681

18	Nuveen Investments

Shares	Description (1)	Value

	Pharmaceuticals (continued)

6,040	ViroPharma, Inc.	$111,740
1,770	Watson Pharmaceuticals Inc.	121,652
	Total Pharmaceuticals	5,408,007
	Professional Services – 0.6%

1,640	Dun and Bradstreet Inc.	123,886
6,410	Equifax Inc.	222,555
2,840	IHS Inc.	236,913
820	Manpower Inc.	43,993
20,920	Nielsen Holdings BV	651,867
2,230	Robert Half International Inc.	60,277
1,410	Towers Watson & Company, Class A Shares	92,651
3,960	Verisk Analytics Inc, Class A Shares	137,095
	Total Professional Services	1,569,237
	Real Estate Investment Trust – 0.0%

350	Public Storage, Inc.	39,904
	Real Estate Management & Development – 0.0%

13,900	China Real Estate Information Corporation, ADR	99,246
710	St Joe Company	14,796
	Total Real Estate Management & Development	114,042
	Road & Rail – 0.5%

4,047	CSX Corporation	106,112
20,080	Heartland Express, Inc.	332,525
4,440	J.B. Hunt Transports Serives Inc.	209,080
9,188	Landstar System	427,058
8,953	Werner Enterprises, Inc.	224,273
	Total Road & Rail	1,299,048
	Semiconductors & Equipment – 9.8%

15,730	Advanced Micro Devices, Inc.	109,953
9,216	Aixtron AG, Aachen SH	314,450
9,224	Amkor Technology Inc.	56,912
21,560	Analog Devices, Inc.	843,858
10,200	ARM Holdings PLC	289,986
2,480	ASM International NV	98,084
13,927	ASM Lithography Holding NV	514,742
4,380	Atmel Corporation	61,627
18,410	Avago Technologies Limtied	699,580
2,260	Cabot Microelectronics Corporation	105,022
5,373	Cree, Inc.	180,479
1,780	Cymer, Inc.	88,128
2,510	Cypress Semiconductor Corporation	53,061
9,060	First Solar Inc.	1,198,366
5,090	Hittite Microwave Corporation	315,122
7,090	Integrated Device Technology, Inc.	55,727
642,445	Intel Corporation, (2)	14,236,581
5,830	International Rectifier Corporation	163,065
11,715	Intersil Holding Corporation, Class A	150,538
18,270	LSI Logic Corporation	130,082
2,220	Mellanox Technologies, Limited	66,178
4,670	MEMC Electronic Materials	39,835
123,460	Micron Technology, Inc.	923,481
8,230	Microsemi Corporation	168,715
14,620	National Semiconductor Corporation	359,798
4,040	Novellus Systems, Inc.	146,006
73,740	NVIDIA Corporation	1,175,047
7,380	NXP Semiconductors NV	197,267
28,310	ON Semiconductor Corporation	296,406
8,570	PMC-Sierra, Inc.	64,875
6,023	Power Integrations Inc.	231,464
11,190	Rambus Inc.	164,269
6,010	Semtech Corporation	164,313
10,300	Silicon Laboratories Inc.	424,978
45,430	Siliconware Precision Industries Company Limited	282,575
8,667	Skyworks Solutions Inc.	199,168
4,230	Spansion Inc., Class A	81,512
2,640	Spreadtrum Communications, Inc.	41,606

Nuveen Investments	19

QQQX

NASDAQ Premium Income & Growth Fund Inc. (continued)

Portfolio of Investments June 30, 2011 (Unaudited)

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

7,773	Tessera Technologies Inc.	$133,229
42,627	Texas Instruments Incorporated	1,399,444
2,230	TriQuint Semiconductor, Inc.	22,724
3,770	Varian Semiconductor Equipment Associate	231,629
	Total Semiconductors & Equipment	26,479,882
	Software – 18.6%

1,630	ACI Worldwide, Inc.	55,045
3,290	Advent Software Inc.	92,679
7,490	Ansys Inc.	409,478
3,620	Ariba Inc.	124,781
1,350	Asiainfo Holdings, Inc.	22,356
2,890	Blackbaud, Inc.	80,111
3,360	Blackboard, Inc.	145,790
18,340	Cadence Design Systems, Inc.	193,670
950	CommVault Systems, Inc.	42,228
17,090	Compuware Corporation	166,798
3,750	Concur Technologies, Inc.	187,763
1,620	FactSet Research Systems Inc.	165,758
4,400	Informatica Corporation	257,092
1,490	JDA Software Group	46,026
6,560	Lawson Software, Inc.	73,603
10,200	Micros Systems, Inc.	507,042
985,255	Microsoft Corporation, (2)	25,616,630
1,608	Microstrategy Inc.	261,589
1,350	NetSuite Inc.	52,920
8,890	Nuance Communications, Inc.	190,868
572,754	Oracle Corporation, (2)	18,849,334
12,590	Parametric Technology Corporation	288,689
1,050	Pegasystems, Inc.	48,878
1,790	Perfect World Company Limited	33,580
6,610	Progress Software Corporation	159,499
1,890	QLIK Technologies Inc.	64,373
5,270	Quest Software Inc.	119,787
5,560	Red Hat, Inc.	255,204
1,510	Rovi Corporation	86,614
520	Salesforce.com, Inc.	77,470
6,230	Shanda Interactive Entertainment Ltd.	241,786
2,490	Solarwinds, Inc.	65,089
3,250	Solera Holdings Inc.	192,270
2,680	SS&C Technologies Holdings Inc.	53,252
2,170	SuccessFactors, Inc.	63,798
26,170	Synopsys Inc.	672,831
5,580	Tibco Software Inc.	161,932
870	VMware Inc.	87,200
	Total Software	50,213,813
	Specialty Retail – 2.0%

3,280	Aaron Rents Inc.	92,693
4,540	Advance Auto Parts, Inc.	265,545
9,634	Ascena Retail Group Inc.	328,038
1,110	AutoNation Inc.	40,637
1,220	AutoZone, Inc.	359,717
6,910	Best Buy Co., Inc.	217,043
4,650	CarMax, Inc.	153,776
2,370	Chico’s FAS, Inc.	36,095
3,390	Dick’s Sporting Goods Inc.	130,346
4,030	GameStop Corporation	107,480
8,700	Gap, Inc.	157,470
11,750	Home Depot, Inc.	425,585
1,430	Limited Brands, Inc.	54,984
16,170	Lowe’s Companies, Inc.	376,923
11,020	PetSmart Inc.	499,977
9,394	Rent-A-Center Inc.	287,081
5,450	Sally Beauty Holdings Inc.	93,195
5,670	Signet Jewelers Limited	265,413
5,212	Tiffany & Co.	409,246
7,300	TJX Companies, Inc.	383,469
8,169	Tractor Supply Company	546,343

20	Nuveen Investments

Shares	Description (1)			Value

	Specialty Retail (continued)

2,540	Ulta Salon, Cosmetics & Fragrance, Inc.			$164,033
2,420	Williams-Sonoma Inc.			88,306
	Total Specialty Retail			5,483,395
	Textiles, Apparel & Luxury Goods – 0.2%

2,410	Coach, Inc.			154,071
54	Deckers Outdoor Corporation			4,760
1,290	Nike, Inc., Class B			116,073
2,533	Phillips-Van Heusen Corporation			165,835
410	Polo Ralph Lauren Corporation			54,369
	Total Textiles, Apparel & Luxury Goods			495,108
	Trading Companies & Distributors – 0.1%

4,710	MSC Industrial Direct Inc., Class A			312,320
	Wireless Telecommunication Services – 1.3%

20,750	American Tower Corporation			1,085,847
10,080	Clearwire Corporation			38,101
13,210	Crown Castle International Corporation			538,835
15,620	Partner Communications Company Limited			233,049
10,140	SBA Communications Corporation			387,246
19,150	Sprint Nextel Corporation			103,218
18,010	Telephone and Data Systems Inc.			559,750
13,210	United States Cellular Corporation			639,627
	Total Wireless Telecommunication Services			3,585,673
	Total Common Stocks (cost $226,769,517)			275,262,491

Principal Amount (000)	Description	Coupon	Maturity	Value
	Short-Term Investments – 1.0%

	Euro Dollar Time Deposit – 1.0%

$2,740	State Street Bank Euro Dollar Time Deposit	0.010%	7/01/11	$2,739,393
	Total Short-Term Investments (cost $2,739,393)			2,739,393
	Total Investments (cost $229,508,910) – 103.1%			278,001,884
	Other Assets Less Liabilities – (3.1)% (3)			(8,476,800)
	Net Assets – 100%			$269,525,084

Investments in Derivatives

Call Options Written outstanding at June 30, 2011:

Number of Contracts	Type	Notional Amount (4)	Expiration Date	Strike Price	Value
(100)	NASDAQ 100 INDEX	$(24,250,000)	7/16/11	$2,425.0	$(8,500)
(100)	NASDAQ 100 INDEX	(24,750,000)	7/16/11	2,475.0	(2,750)
(150)	NASDAQ 100 INDEX	(33,750,000)	8/20/11	2,250.0	(1,535,250)
(150)	NASDAQ 100 INDEX	(34,500,000)	8/20/11	2,300.0	(1,012,500)
(100)	NASDAQ 100 INDEX	(23,500,000)	8/20/11	2,350.0	(393,000)
(600)	Total Call Options Written (premium received $1,850,788)	$(140,750,000)			$(2,952,000)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, has been pledged as collateral for call options written during and as of the end of the reporting period.

(3)	Other Assets Less Liabilities includes Value of derivative instruments as listed in Investments in Derivatives.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

Nuveen Investments	21

DPD

Dow 30SM Premium & Dividend Income Fund Inc.

Portfolio of Investments

June 30, 2011 (Unaudited)

Shares	Description (1)	Value

	Common Stocks – 101.0%

	Aerospace & Defense – 10.0%

109,400	Boeing Company	$8,087,942
109,400	United Technologies Corporation	9,682,994
	Total Aerospace & Defense	17,770,936
	Beverages – 4.1%

109,400	Coca-Cola Company	7,361,526
	Chemicals – 3.3%

109,400	E.I. Du Pont de Nemours and Company	5,913,070
	Communications Equipment – 1.0%

109,400	Cisco Systems, Inc., (2)	1,707,734
	Computers & Peripherals – 2.2%

109,400	Hewlett-Packard Company	3,982,160
	Consumer Finance – 3.2%

109,400	American Express Company	5,655,980
	Diversified Financial Services – 3.2%

109,400	Bank of America Corporation	1,199,024
109,400	JP Morgan Chase & Co.	4,478,836
	Total Diversified Financial Services	5,677,860
	Diversified Telecommunication Services – 4.2%

109,400	AT&T Inc.	3,436,254
109,400	Verizon Communications Inc.	4,072,962
	Total Diversified Telecommunication Services	7,509,216
	Food & Staples Retailing – 3.3%

109,400	Wal-Mart Stores, Inc.	5,813,516
	Food Products – 2.2%

109,400	Kraft Foods Inc.	3,854,162
	Hotels, Restaurants & Leisure – 5.2%

109,400	McDonald’s Corporation	9,224,608
	Household Products – 3.9%

109,400	Procter & Gamble Company	6,954,558
	Industrial Conglomerates – 7.0%

109,400	3M Co.	10,376,590
109,400	General Electric Company	2,063,284
	Total Industrial Conglomerates	12,439,874
	Insurance – 3.6%

109,400	Travelers Companies, Inc.	6,386,772
	IT Services – 10.6%

109,400	International Business Machines Corporation (IBM)	18,767,570
	Machinery – 6.6%

109,400	Caterpillar Inc.	11,646,724
	Media – 2.4%

109,400	Walt Disney Company	4,270,976
	Metals & Mining – 1.0%

109,400	Alcoa Inc.	1,735,084
	Oil, Gas, & Consumable Fuels – 11.3%

109,400	Chevron Corporation	11,250,696
109,400	Exxon Mobil Corporation	8,902,972
	Total Oil, Gas, & Consumable Fuels	20,153,668
	Pharmaceuticals – 7.5%

109,400	Johnson & Johnson	7,277,288
109,400	Merck & Company Inc.	3,860,726
109,400	Pfizer Inc.	2,253,640
	Total Pharmaceuticals	13,391,654

22	Nuveen Investments

Shares	Description (1)			Value

	Semiconductors & Equipment – 1.4%

109,400	Intel Corporation			$2,424,304
	Software – 1.6%

109,400	Microsoft Corporation			2,844,400
	Specialty Retail – 2.2%

109,400	Home Depot, Inc.			3,962,468
	Total Common Stocks (cost $140,281,870)			179,448,820

Principal Amount (000)	Description	Coupon	Maturity	Value
	Short-Term Investments – 1.4%

	Euro Dollar Time Deposit – 0.3%

$557	State Street Bank Euro Dollar Time Deposit	0.010%	7/01/11	$557,020
	U.S. Government and Agency Obligations – 1.1%

2,000	U.S. Treasury Bills, (3)	0.000%	10/20/11	1,999,784
$2,557	Total Short-Term Investments (cost $2,556,342)			2,556,804
	Total Investments (cost $142,838,212) – 102.4%			182,005,624
	Other Assets Less Liabilities – (2.4)% (4)			(4,277,885)
	Net Assets – 100%			$177,727,739

Investments in Derivatives

Call Options Written outstanding at June 30, 2011:

Number of Contracts	Type	Notional Amount (5)	Expiration Date	Strike Price	Value
(500)	3M Company	$(4,768,500)	7/16/11	$95.3700	$(52,685)
(500)	Alcoa Inc.	(865,500)	7/16/11	17.3100	(195)
(500)	American Express Company	(2,657,500)	7/16/11	53.1500	(3,870)
(500)	AT&T Inc.	(1,573,350)	7/16/11	31.4670	(9,104)
(500)	Bank of America	(605,000)	7/16/11	12.1000	(45)
(500)	Boeing Company	(4,018,500)	7/16/11	80.3700	(3)
(500)	Caterpillar Inc.	(5,448,700)	7/16/11	108.9740	(20,435)
(500)	Chevron Corporation	(5,403,000)	7/16/11	108.0600	(102)
(500)	Cisco Systems Inc.	(775,500)	7/16/11	15.5100	(18,662)
(500)	Coca-Cola Company	(3,379,000)	7/16/11	67.5800	(36,346)
(500)	DuPont E.I. de Nemours and Company	(2,745,000)	7/16/11	54.9000	(8,466)
(500)	Exxon Mobil Corporation	(4,080,345)	7/16/11	81.6069	(58,127)
(500)	General Electric Company	(1,011,500)	7/16/11	20.2300	(3)
(500)	Hewlett-Packard Company	(1,788,600)	7/16/11	35.7720	(53,948)
(500)	Home Depot, Inc.	(1,868,400)	7/16/11	37.3680	(1,524)
(500)	IBM Corporation	(8,452,150)	7/16/11	169.0430	(199,033)
(500)	Intel Corporation	(1,123,000)	7/16/11	22.4600	(15,563)
(500)	Johnson & Johnson	(3,455,650)	7/16/11	69.1130	(6,054)
(500)	JP Morgan Chase & Co.	(2,142,400)	7/16/11	42.8480	(14,299)
(500)	Kraft Food Inc.	(1,764,500)	7/16/11	35.2900	(20,605)
(500)	McDonald’s Corporation	(4,195,500)	7/16/11	83.9100	(67,135)
(500)	Merck & Co. Inc.	(1,835,500)	7/16/11	36.7100	(3,742)
(500)	Microsoft Corporation	(1,238,060)	7/16/11	24.7612	(69,777)
(500)	Pfizer Inc.	(1,053,650)	7/16/11	21.0730	(8,243)
(500)	Procter & Gamble Company	(3,335,650)	7/16/11	66.7130	(4,122)
(500)	The Travelers Companies Inc.	(3,026,000)	7/16/11	60.5200	(12,447)
(500)	United Technologies Corporation	(4,262,500)	7/16/11	85.2500	(189,253)
(500)	Verizon Communications Inc.	(1,835,000)	7/16/11	36.7000	(26,786)
(500)	Wal-Mart Stores Inc.	(2,709,900)	7/16/11	54.1980	(13,328)
(500)	Walt Disney Company	(2,144,000)	7/16/11	42.8800	(1)
(15,000)	Total Call Options Written (premium received $808,070)	$(83,561,855)			$(913,903)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, has been pledged as collateral for call options written during and as of the end of the reporting period.

(4)	Other Assets Less Liabilities includes Value and/or the Net Unrealized Appreciation (Depreciation) of derivative instruments as listed in Investments in Derivatives.

(5)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

See accompanying notes to financial statements.

Nuveen Investments	23

DPO

Dow 30SM Enhanced Premium & Income Fund Inc.

Portfolio of Investments

June 30, 2011 (Unaudited)

Shares	Description (1)	Value

	Common Stocks – 94.3%

	Aerospace & Defense – 9.3%

182,000	Boeing Company	$13,455,260
182,000	United Technologies Corporation	16,108,820
	Total Aerospace & Defense	29,564,080
	Beverages – 3.9%

182,000	Coca-Cola Company	12,246,780
	Chemicals – 3.1%

182,000	E.I. Du Pont de Nemours and Company	9,837,100
	Communications Equipment – 0.9%

182,000	Cisco Systems, Inc., (2)	2,841,020
	Computers & Peripherals – 2.1%

182,000	Hewlett-Packard Company	6,624,800
	Consumer Finance – 3.0%

182,000	American Express Company	9,409,400
	Diversified Financial Services – 3.0%

182,000	Bank of America Corporation	1,994,720
182,000	JP Morgan Chase & Co.	7,451,080
	Total Diversified Financial Services	9,445,800
	Diversified Telecommunication Services – 3.9%

182,000	AT&T Inc.	5,716,620
182,000	Verizon Communications Inc.	6,775,860
	Total Diversified Telecommunication Services	12,492,480
	Food & Staples Retailing – 3.1%

182,000	Wal-Mart Stores, Inc.	9,671,480
	Food Products – 2.0%

182,000	Kraft Foods Inc.	6,411,860
	Hotels, Restaurants & Leisure – 4.8%

182,000	McDonald’s Corporation	15,346,240
	Household Products – 3.7%

182,000	Procter & Gamble Company	11,569,740
	Industrial Conglomerates – 6.5%

182,000	3M Co.	17,262,700
182,000	General Electric Company	3,432,520
	Total Industrial Conglomerates	20,695,220
	Insurance – 3.4%

182,000	Travelers Companies, Inc.	10,625,160
	IT Services – 9.9%

182,000	International Business Machines Corporation (IBM)	31,222,100
	Machinery – 6.1%

182,000	Caterpillar Inc.	19,375,720
	Media – 2.2%

182,000	Walt Disney Company	7,105,280
	Metals & Mining – 0.9%

182,000	Alcoa Inc.	2,886,520
	Oil, Gas, & Consumable Fuels – 10.6%

182,000	Chevron Corporation	18,716,880
182,000	Exxon Mobil Corporation	14,811,160
	Total Oil, Gas, & Consumable Fuels	33,528,040
	Pharmaceuticals – 7.0%

182,000	Johnson & Johnson	12,106,640
182,000	Merck & Company Inc.	6,422,780
182,000	Pfizer Inc.	3,749,200
	Total Pharmaceuticals	22,278,620

24	Nuveen Investments

Shares	Description (1)			Value

	Semiconductors & Equipment – 1.3%

182,000	Intel Corporation			$4,033,120
	Software – 1.5%

182,000	Microsoft Corporation			4,732,000
	Specialty Retail – 2.1%

182,000	Home Depot, Inc.			6,592,040
	Total Common Stocks (cost $292,733,226)			298,534,600

Principal Amount (000)	Description	Coupon	Maturity	Value
	Short-Term Investments – 7.6%

	Euro Dollar Time Deposit – 5.7%

$17,981	State Street Bank Euro Dollar Time Deposit	0.010%	7/01/11	$17,981,108
	U.S. Government and Agency Obligations – 1.9%

6,000	U.S. Treasury Bills, (3)	0.000%	10/20/11	5,999,352
$23,981	Total Short-Term Investments (cost $23,980,275)			23,980,460
	Total Investments (cost $316,713,501) – 101.9%			322,515,060
	Other Assets Less Liabilities – (1.9)% (4)			(5,964,981)
	Net Assets – 100%			$316,550,079

Investments in Derivatives

Call Options Written outstanding at June 30, 2011:

Number of Contracts	Type	Notional Amount (5)	Expiration Date	Strike Price	Value
(1,200)	3M Company	$(11,444,400)	7/16/11	$95.3700	$(126,444)
(1,200)	Alcoa Inc.	(2,077,200)	7/16/11	17.3100	(467)
(1,200)	American Express Company	(6,378,000)	7/16/11	53.1500	(9,287)
(1,200)	AT&T Inc.	(3,776,040)	7/16/11	31.4670	(21,850)
(1,200)	Bank of America	(1,452,000)	7/16/11	12.1000	(108)
(1,200)	Boeing Company	(9,644,400)	7/16/11	80.3700	(7)
(1,200)	Caterpillar Inc.	(13,076,880)	7/16/11	108.9740	(49,044)
(1,200)	Chevron Corporation	(12,967,200)	7/16/11	108.0600	(244)
(1,200)	Cisco Systems Inc.	(1,861,200)	7/16/11	15.5100	(44,789)
(1,200)	Coca-Cola Company	(8,109,600)	7/16/11	67.5800	(87,230)
(1,200)	DuPont E.I. de Nemours and Company	(6,588,000)	7/16/11	54.9000	(20,317)
(1,200)	Exxon Mobil Corporation	(9,792,828)	7/16/11	81.6069	(139,506)
(1,200)	General Electric Company	(2,427,600)	7/16/11	20.2300	(6)
(1,200)	Hewlett-Packard Company	(4,292,640)	7/16/11	35.7720	(129,476)
(1,200)	Home Depot, Inc.	(4,484,160)	7/16/11	37.3680	(3,658)
(1,200)	IBM Corporation	(20,285,160)	7/16/11	169.0430	(477,682)
(1,200)	Intel Corporation	(2,695,200)	7/16/11	22.4600	(37,351)
(1,200)	Johnson & Johnson	(8,293,560)	7/16/11	69.1130	(14,529)
(1,200)	JP Morgan Chase & Co.	(5,141,760)	7/16/11	42.8480	(34,316)
(1,200)	Kraft Food Inc.	(4,234,800)	7/16/11	35.2900	(49,453)
(1,200)	McDonald’s Corporation	(10,069,200)	7/16/11	83.9100	(161,125)
(1,200)	Merck & Co. Inc.	(4,405,200)	7/16/11	36.7100	(8,980)
(1,200)	Microsoft Corporation	(2,971,344)	7/16/11	24.7612	(167,467)
(1,200)	Pfizer Inc.	(2,528,760)	7/16/11	21.0730	(19,782)
(1,200)	Procter & Gamble Company	(8,005,560)	7/16/11	66.7130	(9,893)
(1,200)	The Travelers Companies Inc.	(7,262,400)	7/16/11	60.5200	(29,872)
(1,200)	United Technologies Corporation	(10,230,000)	7/16/11	85.2500	(454,207)
(1,200)	Verizon Communications Inc.	(4,404,000)	7/16/11	36.7000	(64,286)
(1,200)	Wal-Mart Stores Inc.	(6,503,760)	7/16/11	54.1980	(31,990)
(1,200)	Walt Disney Company	(5,145,600)	7/16/11	42.8800	(1)
(36,000)	Total Call Options Written (premium received $1,939,368)	$(200,548,452)			$(2,193,367)

Nuveen Investments	25

DPO

Dow 30SM Enhanced Premium & Income Fund Inc. (continued)

Portfolio of Investments June 30, 2011 (Unaudited)

Total Return Swaps outstanding at June 30, 2011:

Counterparty	Receive	Pay	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Deutsche Bank	Dow Jones Industrial Average Total Return Index	12-Month USD-LIBOR-BBA less 26 basis points	6/28/12	$46,276,797	$1,411,451
UBS	Dow Jones Industrial Average Total Return Index	12-Month USD-LIBOR-BBA less 23 basis points	6/28/12	46,276,797	1,411,338
					$2,822,789

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, has been pledged as collateral for call options written during and as of the end of the reporting period.

(4)	Other Assets Less Liabilities includes Value and/or the Net Unrealized Appreciation (Depreciation) of derivative instruments as listed in Investments in Derivatives.

(5)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

USD-LIBOR-BBA	United States Dollar – London Inter-Bank Offered Rate – British Bankers Association

See accompanying notes to financial statements.

26	Nuveen Investments

Statement of

Assets & Liabilities

June 30, 2011 (Unaudited)

	NASDAQ Premium Income & Growth (QQQX)	Dow 30SM Premium & Dividend Income (DPD)	Dow 30SM Enhanced Premium & Income (DPO)
Assets
Investments, at value (cost $229,508,910, $142,838,212 and $316,713,501, respectively)	$278,001,884	$182,005,624	$322,515,060
Cash	1,147	–	–
Unrealized appreciation on total return swaps	–	–	2,822,789
Receivables:
Dividends	58,713	173,946	289,380
Investments sold	226	–	–
Reclaims	850	–	–
Other assets	–	–	3,198
Total assets	278,062,820	182,179,570	325,630,427
Liabilities
Call options written, at value (premiums received $1,850,788, $808,070 and $1,939,368, respectively)	2,952,000	913,903	2,193,367
Dividends payable	5,184,629	3,233,816	6,358,606
Accrued expenses:
Management fees	200,334	141,164	271,285
Other	200,773	162,948	257,090
Total liabilities	8,537,736	4,451,831	9,080,348
Net assets	$269,525,084	$177,727,739	$316,550,079
Shares outstanding	18,445,346	12,015,674	27,736,799
Net asset value per share outstanding	$14.61	$14.79	$11.41
Net assets consist of:
Shares, $.001 par value per share	$18,445	$12,016	$27,737
Paid-in surplus	224,689,056	153,935,015	379,752,721
Undistributed (Over-distribution of ) net investment income	(11,980,614)	(6,083,455)	(11,995,887)
Accumulated net realized gain (loss)	9,406,435	(9,197,416)	(59,604,841)
Net unrealized appreciation (depreciation)	47,391,762	39,061,579	8,370,349
Net assets	$269,525,084	$177,727,739	$316,550,079
Authorized shares	100,000,000	100,000,000	100,000,000

See accompanying notes to financial statements.

Nuveen Investments	27

Statement of

Operations

Six Months Ended June 30, 2011 (Unaudited)

	NASDAQ Premium Income & Growth (QQQX)	Dow 30SM Premium & Dividend Income (DPD)	Dow 30SM Enhanced Premium & Income (DPO)
Investment Income
Dividends (net of foreign tax withheld of $7,291, $– and $–, respectively)	$1,148,181	$2,244,693	$3,741,772
Interest	–	1,555	5,014
Total investment income	1,148,181	2,246,248	3,746,786
Expenses
Management fees	1,206,276	777,394	1,380,876
Shareholders’ servicing agent fees and expenses	16,904	17,083	21,556
Custodian’s fees and expenses	45,106	26,656	34,194
Directors’ fees and expenses	4,238	3,040	5,402
Professional fees	18,104	32,138	32,153
Shareholders’ reports – printing and mailing expenses	50,748	34,172	66,260
Stock exchange listing fees	–	–	199
Investor relations expense	31,168	21,033	41,411
Other expenses	99,391	2,226	29,739
Total expenses before custodian fee credit	1,471,935	913,742	1,611,790
Custodian fee credit	(599)	(4)	(23)
Net expenses	1,471,336	913,738	1,611,767
Net investment income (loss)	(323,155)	1,332,510	2,135,019
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	34,054,570	1,102,192	36,172
Call options written	(2,322,754)	(2,326,412)	(5,249,554)
Swaps	–	–	16,356,877
Change in net unrealized appreciation (depreciation) of:
Investments	(20,256,132)	11,221,685	20,386,454
Call options written	(504,004)	896,664	2,012,355
Swaps	–	–	(8,322,212)
Net realized and unrealized gain (loss)	10,971,680	10,894,129	25,220,092
Net increase (decrease) in net assets from operations	$10,648,525	$12,226,639	$27,355,111

See accompanying notes to financial statements.

28	Nuveen Investments

Statement of

Changes in Net Assets (Unaudited)

	NASDAQ Premium Income & Growth (QQQX)		Dow 30SM Premium & Dividend Income (DPD)		Dow 30SM Enhanced Premium & Income (DPO)
	Six Months Ended 6/30/11	Year Ended 12/31/10	Six Months Ended 6/30/11	Year Ended 12/31/10	Six Months Ended 6/30/11	Year Ended 12/31/10
Operations
Net investment income (loss)	$(323,155)	$(655,634)	$1,332,510	$2,610,392	$2,135,019	$4,053,745
Net realized gain (loss) from:
Investments	34,054,570	4,640,425	1,102,192	865,675	36,172	(1,110,606)
Call options written	(2,322,754)	(7,001,781)	(2,326,412)	1,788,425	(5,249,554)	4,029,546
Swaps	–	–	–	–	16,356,877	16,109,410
Change in net unrealized appreciation (depreciation) of:
Investments	(20,256,132)	37,045,270	11,221,685	16,664,997	20,386,454	29,433,016
Call options written	(504,004)	92,906	896,664	(1,731,158)	2,012,355	(3,887,100)
Swaps	–	–	–	–	(8,322,212)	(4,087,527)
Net increase (decrease) in net assets from operations	10,648,525	34,121,186	12,226,639	20,198,331	27,355,111	44,540,484
Distributions to Shareholders
From and in excess of net investment income	(11,657,459)	–	(7,415,965)	–	(14,130,906)	–
From net investment income	–	–	–	(4,102,297)	–	(17,310,225)
Return of capital	–	(23,314,917)	–	(10,625,600)	–	(10,867,638)
Decrease in net assets from distributions to shareholders	(11,657,459)	(23,314,917)	(7,415,965)	(14,727,897)	(14,130,906)	(28,177,863)
Capital Share Transactions
Proceeds from shares issued to shareholders due to reinvestment of distributions	–	–	623,975	1,425,716	669,056	1,123,481
Net increase (decrease) in net assets from capital share transactions	–	–	623,975	1,425,716	669,056	1,123,481
Net increase (decrease) in net assets	(1,008,934)	10,806,269	5,434,649	6,896,150	13,893,261	17,486,102
Net assets at the beginning of period	270,534,018	259,727,749	172,293,090	165,396,940	302,656,818	285,170,716
Net assets at the end of period	$269,525,084	$270,534,018	$177,727,739	$172,293,090	$316,550,079	$302,656,818
Undistributed (Over-distribution of) net investment income at the end of period	$(11,980,614)	$–	$(6,083,455)	$–	$(11,995,887)	$–

See accompanying notes to financial statements.

Nuveen Investments	29

Financial

Highlights (unaudited)

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Return of Capital	Total	Offering Costs		Ending Net Asset Value	Ending Market Value
NASDAQ Premium Income & Growth (QQQX)
Year Ended 12/31:
2011(f)	$14.67	$(.02)	$.59	$.57	$(.63	)***	$–	$–	$(.63)	$–		$14.61	$14.38
2010	14.08	(.04)	1.89	1.85	–		–	(1.26)	(1.26)	–		14.67	14.10
2009	11.28	(.05)	4.70	4.65	–		–	(1.85)	(1.85)	–		14.08	14.40
2008	20.63	(.08)	(7.42)	(7.50)	(.27)		–	(1.58)	(1.85)	–		11.28	9.29
2007(d)	19.10	(.07)	3.34	3.27	–		–	(1.70)	(1.70)	(.04)		20.63	18.26

Dow 30SM Premium & Dividend Income (DPD)
Year Ended 12/31:
2011(f)	14.39	.11	.91	1.02	(.62	)***	–	–	(.62)	–		14.79	$14.53
2010	13.93	.22	1.48	1.70	(.35)		–	(.89)	(1.24)	–		14.39	14.53
2009	13.20	.26	2.27	2.53	(.26)		–	(1.54)	(1.80)	–		13.93	14.74
2008	19.95	.29	(5.24)	(4.95)	(.29)		(1.43)	(.08)	(1.80)	–		13.20	12.99
2007	20.14	.25	1.36	1.61	(.47)		(.04)	(1.29)	(1.80)	–		19.95	17.91
2006	19.13	.25	2.56	2.81	(.25)		–	(1.55)	(1.80)	–	**	20.14	20.96

Dow 30SM Enhanced Premium & Income (DPO)
Year Ended 12/31:
2011(f)	10.93	.08	.91	.99	(.51	)***	–	–	(.51)	–		11.41	$11.41
2010	10.35	.15	1.45	1.60	(.63)		–	(.39)	(1.02)	–		10.93	10.38
2009	9.99	.20	2.16	2.36	(.20)		–	(1.80)	(2.00)	–		10.35	10.94
2008	17.75	.26	(6.02)	(5.76)	(.26)		–	(1.74)	(2.00)	–	**	9.99	8.89
2007(e)	19.10	.15	(.48)	(.33)	(.15)		(.05)	(.80)	(1.00)	(.02)		17.75	15.98

30	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Before Reimbursement(c)
Based on Market Value(b)	Based on Net Asset Value(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate

6.46%	3.88%	$269,525	1.07	%*	(.24	)%*	50%
7.46	14.05	270,534	1.08		(.25)		33
79.21	44.32	259,728	1.11		(.38)		0
(41.45)	(37.07)	206,291	1.05		(.47)		19
(.30)	17.95	377,248	1.06	*	(.36	)*	31

4.25%	7.10%	177,728	1.03	*	1.51	*	0
7.87	13.03	172,293	1.10		1.59		0
29.66	20.59	165,397	1.14		2.02		6
(18.80)	(25.93)	153,527	1.08		1.72		11
(6.48)	8.42	230,464	1.07		1.23		0
(26.74)	15.54	231,007	1.10		1.30		0

14.88%	9.08%	316,550	1.03	*	1.36	*	0
4.95	16.67	302,657	1.06		1.43		0
50.23	26.48	285,171	1.08		2.11		6
(35.09)	(34.33)	268,628	1.03		1.83		12
(15.38)	(1.58)	475,312	1.03	*	1.38	*	8

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	For the fiscal years ended subsequent to December 31, 2009, Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

For the fiscal years ended subsequent to December 31, 2009, Total Return Based on Net Asset Value is the combination of changes in net asset value, reinvested divided income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

For the fiscal years ended December 31, 2009, and prior, the Fund’s Total Returns Based on Market Value and Net Asset Value reflect the performance of the Fund based on a calculation approved by Fund management of IQ Advisors, the Fund’s adviser prior to the close of business on October 6, 2010. Total returns based on the calculations described above may have produced substantially different results. Total returns are not annualized.

(c)	Ratios do not reflect the effect of custodian fee credits earned on the Fund's net cash deposit with the custodian bank, where applicable.
(d)	For the period January 30, 2007 (commencement of operations) through December 31,2007.
(e)	For the period May 30, 2007 (commencement of operations) through December 31,2007.
(f)	For the six months ended June 30, 2011.
*	Annualized.
**	Rounds to less than $.01 per share.
***	Represents distributions paid “From and in excess of net investment income” for the six months ended June 30, 2011.

See accompanying notes to financial statements.

Nuveen Investments	31

Notes to

Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are NASDAQ Premium Income & Growth Fund Inc. (QQQX), Dow 30SM Premium & Dividend Income Fund Inc. (DPD) and Dow 30SM Enhanced Premium & Income Fund Inc. (DPO) (each a “Fund” and collectively, the “Funds”). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end registered investment companies.

Effective January 1, 2011, the Funds’ adviser, Nuveen Asset Management, a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), changed its name to Nuveen Fund Advisors, Inc. (the “Adviser”).

After the close of business on October 6, 2010, for Dow 30SM Premium & Dividend Income (DPD) and Dow 30SM Enhanced Premium & Income (DPO), and after the close of business on October 28, 2010, for NASDAQ Premium Income & Growth (QQQX), the Adviser assumed the role of investment adviser for the Funds from IQ Investment Advisers LLC (“IQ Advisors”) following a vote by shareholders of each Fund. The transition from IQ Advisors to the Advisor did not result in any change to the Funds’ investment objectives or principal investment strategies.

NASDAQ Premium Income & Growth’s (QQQX) investment objective is high current income and capital appreciation. The Fund pursues its investment objective principally through a two-part strategy. First, the Fund will invest, under normal circumstances, substantially all of its net assets in a portfolio of investments (the “NASDAQ Investment Portfolio”) designed to closely track the performance, before fees and expenses, of the NASDAQ 100® Index. Second, in attempting to generate premium income and reduce the volatility of the Fund’s returns, with the intent of improving the Fund’s risk-adjusted returns, the Fund will write (sell) call options on the Index, which are fully collateralized by the NASDAQ Investment Portfolio. Under normal circumstances, the notional value of the written options is not expected to exceed 50% of the Fund’s net assets.

Dow 30SM Premium & Dividend Income’s (DPD) investment objective is to provide a high level of current income, with a secondary objective of capital appreciation. The Fund pursues its investment objective principally through a two-part strategy. First, the Fund will invest, under normal circumstances, substantially all of its net assets (including the proceeds of any borrowings for investment purposes) in the thirty stocks included in the Dow Jones Industrial AverageSM (“DJIA”) (the “Stocks”) in approximately the amounts such Stocks are weighted in the DJIA and/or in other securities or financial instruments that are intended to correlate with the DJIA (the “Other Instruments”). Second, the Fund will write (sell) covered call options on some or all of the Stocks or Other Instruments.

Dow 30SM Enhanced Premium & Income’s (DPO) investment objective is to provide a high level of premium and dividend income and the potential for capital appreciation. Under normal circumstances, the Fund will purchase all of the thirty common stocks included in the DJIA, weighted in approximately the same proportions as in the DJIA (“Dow Stocks”). The Fund will also purchase other securities or financial instruments, primarily swap contracts, designed to provide additional investment exposure (i.e., leverage) to the return of the Dow Stocks (“Additional Dow Exposure”). The Dow Stocks and the Additional Dow Exposure are collectively referred to as “Total Dow Exposure.” The Fund also will engage in certain option strategies, primarily consisting of writing (selling) covered call options on some or all of the Dow Stocks (“Options”). The Options will be written on approximately 50% (or less) of the Total Dow Exposure at the time they are written. As a result, generally 50% (or more) of the Fund’s Total Dow Exposure will have the potential for full capital appreciation. The portion of the Total Dow Exposure subject to the Options will be limited in the amount of capital appreciation that may be obtained.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Investment Valuation

Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1 for fair value measurement purposes. Securities primarily traded on the NASDAQ National Market (“NASDAQ”) are valued, except as indicated below, at the NASDAQ Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the quoted bid price. Prices of certain American Depository Receipts (“ADR”) held by the Fund that trade in the United States are valued based on the last traded price, official closing price, or the most recent bid price of the underlying non-U.S.-traded stock, adjusted as appropriate for the underlying-to-ADR conversion ratio and foreign exchange rate, and from time-to-time foreign currencies may also be adjusted further to take into account material events that may take place after the close of the local non-U.S. market but before the close of the NYSE. These securities generally represent a transfer from a Level 1 to a Level 2 security.

32	Nuveen Investments

Prices of fixed-income securities and total return swaps are provided by a pricing service approved by the Fund’s Board of Directors. These securities are generally classified as Level 2. When price quotes are not readily available for fixed-income securities and total return swaps the pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

The values of exchange-traded options are based on the mean of the closing bid and ask prices. Exchange-traded options are generally classified as Level 1. Options traded in the over-the-counter market are valued using an evaluated mean price and are generally classified as Level 2.

Euro dollar time deposits are valued at contract amount plus interest, which approximates market value. These securities are generally classified as Level 1.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of an issue of securities would appear to be the amount that the owner might reasonably expect to receive for them it in a current sale. A variety of factors may be considered in determining the fair value of such these securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At June 30, 2011, the Funds had no outstanding when-issued/delayed delivery purchase commitments.

Investment Income

Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income, which reflects the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also reflects paydown gains and losses, if any.

Professional Fees

Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its investment company taxable income to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. In any year when a Fund realizes net capital gains, each Fund may choose to distribute all or a portion of its net capital gains to shareholders, or alternatively, to retain all or a portion of its net capital gains and pay federal corporate income taxes on such retained gains.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Nuveen Investments	33

Notes to

Financial Statements (Unaudited) (continued)

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Each Fund makes quarterly cash distributions of a stated dollar amount per share. Subject to approval and oversight by the Funds’ Board of Directors, each Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of the Fund’s investment strategy through regular quarterly distributions (a “Managed Distribution Program”). Total distributions during a calendar year generally will be made from a Fund’s net investment income, net realized capital gains and net unrealized capital gains in the Fund’s portfolio, if any. The portion of distributions paid attributed to net unrealized gains, if any, is distributed from the Fund’s assets and is treated by shareholders as a non-taxable distribution (“Return of Capital”) for tax purposes. In the event that total distributions during a calendar year exceed the Fund’s total return on net asset value, the difference will reduce net asset value per share. If the Fund’s total return on net asset value exceeds total distributions during a calendar year, the excess will be reflected as an increase in net asset value per share. The final determination of the source and character of all distributions for the fiscal year are made after the end of the fiscal year and are reflected in the financial statements contained in the annual report as of December 31 each year.

The actual character of distributions made by the Funds during the fiscal year ended December 31, 2010, is reflected in the accompanying financial statements.

The distributions made by the Funds during the six months ended June 30, 2011, are provisionally classified as being “From and in excess of net investment income,” and those distributions will be classified as being from net investment income, net realized capital gains and/or a return of capital for tax purposes after the fiscal year end. For purposes of calculating “Undistributed (Over-distribution of) net investment income” as of June 30, 2011, the distribution amounts provisionally classified as “From and in excess of net investment income” were treated as being entirely from net investment income. Consequently, the financial statements at June 30, 2011, reflect an over-distribution of net investment income.

Options Transactions

Each Fund is subject to equity price risk in the normal course of pursuing its investment objectives and is authorized to purchase and write (sell) call and put options on securities, futures, swaps (“swaptions”) or currencies. The purchase of options involves the risk of loss of all or a part of the cash paid for the options (the premium). The market risk associated with purchasing options is limited to the premium paid. The counterparty credit risk of purchasing options, however, needs to take into account the current value of the option, as this is the performance expected from the counterparty. When the Fund purchases an option, an amount equal to the premium paid (the premium plus commission) is recognized as a component of “Call and/or Put options purchased, at value” on the Statement of Asset and Liabilities. When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a component of “Call options written, at value” on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option expires or the Fund enters into a closing purchase transaction. The changes in the value of options purchased during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of call and/or put options purchased” on the Statement of Operations. The changes in values of the options written during the reporting period are recognized as a component of “Change in net unrealized appreciation (depreciation) of options written” on the Statement of Operations. When an option is exercised or expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on executing a closing purchase transaction, including commission, is recognized as a component of “Net realized gain (loss) from options purchased and/or written” on the Statement of Operations. The Fund, as writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

During the six months ended June 30, 2011, NASDAQ Premium Income & Growth (QQQX) wrote calls options on a broad equity index, while investing in a portfolio of equities, and Dow 30SM Premium & Dividend Income (DPD) and Dow 30SM Enhanced Premium Income (DPO) wrote covered call options on individual stocks held in their portfolios to enhance returns while foregoing some upside potential. The Funds did not purchase call or put options during the six months ended June 30, 2011.

The average notional amount of call option written during the six months ended June 30, 2011, were as follows:

	NASDAQ* Premium Income & Growth (QQQX)	Dow 30SM** Premium & Dividend Income (DPD)	Dow 30SM** Enhanced Premium & Income (DPO)
Average notional amount of call options written***	$(140,125,000)	$(82,136,777)	$(193,969,872)
*	The Fund wrote call options on a broad equity index.
**	The Fund wrote call options on individual stocks.
***	The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year.

Refer to Footnote 3 – Derivative Instruments and Hedging Activities and Footnote 5 – Investment Transactions for further details on options activity.

34	Nuveen Investments

Swap Contracts

Each Fund is authorized to enter into swap contracts consistent with their investment objectives and policies to reduce, increase or otherwise alter its risk profile or to alter its portfolio characteristics (i.e. duration, yield curve positioning and credit quality).

Each Fund is subject to equity price risk in the normal course of pursuing its investment objectives and may enter into a total return swap contracts to manage its exposure to the market or certain sectors of the market, or to create exposure to certain securities to which it is otherwise not exposed. Total return swap contracts involve commitments to pay interest in exchange for a market-linked return, both based on specified notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of offsetting the interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Total return swap contracts are valued daily. The Funds accrue daily the periodic payments expected to be paid and received on each swap contract and recognize the daily change in the market value of the Funds’ contractual rights and obligations under the contracts. The net amount recorded on these transactions for each counterparty is recognized on the Statement of Assets and Liabilities as a component of “Unrealized appreciation or depreciation on total return swaps” with the change during the fiscal period recognized on the Statement of Operations as a component of “Change in net unrealized appreciation (depreciation) of swaps.” Income received or paid by a Fund is recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations, in addition to the net realized gains or losses recognized upon the termination of the swap contract, and are equal to the difference between the Funds’ basis in the swap and the proceeds from (or cost of) the closing transaction. The amount of the payment obligation is based on the notional amount of the swap contract. Payments received or made at the beginning of the measurement period, if any, are recognized as a component of “Total return swap premiums paid and/or received” on the Statement of Assets and Liabilities.

During the six months ended June 30, 2011, Dow 30SM Enhanced Premium & Income (DPO) entered into total return swap contracts that receive the total return of the Dow Jones Industrial Average while paying a floating rate of interest; adding leverage and equity exposure to the Fund. The average notional amount of total return swap contacts outstanding during the six months ended June 30, 2011, were as follows:

Dow 30SM Enhanced Premium & Income (DPO)
Average notional amount of total return swaps outstanding*	$92,318,130

* The average notional amount is calculated based on the outstanding contracts at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year.

Refer to Footnote 3 – Derivative Instruments and Hedging Activities for further details on swap activity.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearing house, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Nuveen Investments	35

Notes to

Financial Statements (Unaudited) (continued)

Indemnifications

Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of June 30, 2011:

NASDAQ Premium Income & Growth (QQQX)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$275,262,491	$–	$–	$275,262,491
Short-Term Investments	2,739,393	–	–	2,739,393
Derivatives:
Call Options Written	(2,952,000)	–	–	(2,952,000)
Total	$275,049,884	$–	$–	$275,049,884

Dow 30SM Premium & Dividend Income (DPD)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$179,448,820	$–	$–	$179,448,820
Short-Term Investments	557,020	1,999,784	–	2,556,804
Derivatives:
Call Options Written	–	(913,903)	–	(913,903)
Total	$180,005,840	$1,085,881	$–	$181,091,721

Dow 30SM Enhanced Premium & Income (DPO)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$298,534,600	$–	$–	$298,534,600
Short-Term Investments	17,981,108	5,999,352	–	23,980,460
Derivatives:
Call Options Written	–	(2,193,367)	–	(2,193,367)
Total Return Swaps*	–	2,822,789	–	2,822,789
Total	$316,515,708	$6,628,774	$–	$323,144,482

* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the six months ended June 30, 2011, the Funds recognized no significant transfers to or from Level 1, Level 2 or Level 3.

36	Nuveen Investments

3. Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. For additional information on the derivative instruments in which each Fund was invested during and at the end of the reporting period, refer to the Portfolios of Investments, Financial Statements and Footnote 1 – General Information and Significant Accounting Policies.

The following tables present the fair value of all derivative instruments held by the Funds as of June 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

NASDAQ Premium Income & Growth (QQQX)

		Location on the Statement of Assets and Liabilities
		Asset Derivatives		Liability Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Equity Price	Options	–	$ –	Call options written, at value	$2,952,000

Dow 30SM Premium & Dividend Income (DPD)

		Location on the Statement of Assets and Liabilities
		Asset Derivatives		Liability Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Equity Price	Options	–	$ –	Call options written, at value	$913,903

Dow 30SM Enhanced Premium & Income (DPO)

		Location on the Statement of Assets and Liabilities
		Asset Derivatives		Liability Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Equity Price	Options	–	$ –	Call options written, at value	$2,193,367
Equity Price	Swaps	Unrealized appreciation on total return swaps*	2,822,789	Unrealized depreciation on total return swaps*	—

* Value represents cumulative gross appreciation (depreciation) of swap contracts as reported in the Fund’s Portfolio of Investments.

The following tables present the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2011, on derivative instruments, as well as the primary risk exposure associated with each.

Net Realized Gain (Loss) from Call Options Written	NASDAQ Premium Income & Growth (QQQX)	Dow 30SM Premium & Dividend Income (DPD)	Dow 30SM Enhanced Premium & Income (DPO)
Risk Exposure
Equity Price	$(2,322,754)	$(2,326,412)	$(5,249,554)

Net Realized Gain (Loss) from Swaps	Dow 30SM Enhanced Premium & Income (DPO)
Risk Exposure
Equity Price	$16,356,877

Change in Net Unrealized Appreciation (Depreciation) of Call Options Written	NASDAQ Premium Income & Growth (QQQX)	Dow 30SM Premium & Dividend Income (DPD)	Dow 30SM Enhanced Premium & Income (DPO)
Risk Exposure
Equity Price	$(504,004)	$896,664	$2,012,355

Nuveen Investments	37

Notes to

Financial Statements (continued)

Change in Net Unrealized Appreciation (Depreciation) of Swaps	Dow 30SM Enhanced Premium & Income (DPO)
Risk Exposure
Equity Price	$(8,322,212)

4. Fund Shares

QQQX, DPD and DPO have not repurchased any of their outstanding shares since the inception of their repurchase programs.

Transactions in Fund shares were as follows:

	NASDAQ Premium Income & Growth (QQQX)		Dow 30SM Premium & Dividend Income (DPD)		Dow 30SM Enhanced Premium & Income (DPO)
	Six Months Ended 6/30/11	Year Ended 12/31/10	Six Months Ended 6/30/11	Year Ended 12/31/10	Six Months Ended 6/30/11	Year Ended 12/31/10
Shares issued to shareholders due to reinvestment of distributions	–	–	42,268	104,158	58,280	114,689

5. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) for the six months ended June 30, 2011, were as follows:

	NASDAQ Premium Income & Growth (QQQX)	Dow 30SM Premium & Dividend Income (DPD)	Dow 30SM Enhanced Premium & Income (DPO)
Purchases	$140,851,112	$–	$–
Sales and maturities	152,283,824	5,505,142	5,119,072

Transactions in call options written during the six months ended June 30, 2011, were as follows:

	NASDAQ Premium Income & Growth (QQQX)		Dow 30sm Premium & Dividend Income (DPD)		DOW 30sm Enhanced Premium & Income (DPO)
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Call options outstanding, beginning of period	600	$2,545,292	15,800	$1,051,663	36,000	$2,396,760
Call options written	1,800	5,844,171	75,600	4,222,839	180,000	10,056,698
Call options terminated in closing purchase transactions	(1,800)	(6,538,675)	(29,800)	(2,125,888)	(69,600)	(4,960,648)
Call options expired	–	–	(46,600)	(2,340,544)	(110,400)	(5,553,442)
Call options outstanding, end of period	600	$1,850,788	15,000	$808,070	36,000	$1,939,368

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At June 30, 2011, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives), as determined on a federal income tax basis, were as follows:

	NASDAQ Premium Income & Growth (QQQX)	Dow 30SM Premium & Dividend Income (DPD)	Dow 30SM Enhanced Premium & Income (DPO)
Cost of investments	$229,616,461	$142,838,023	$316,771,469
Gross unrealized:
Appreciation	59,323,426	47,703,215	39,674,078
Depreciation	(10,938,003)	(8,535,614)	(33,930,487)
Net unrealized appreciation (depreciation) of investments	$48,385,423	$39,167,601	$5,743,591

38	Nuveen Investments

Permanent differences, primarily due to return of capital distributions, foreign currency reclasses, net operating losses and tax basis earning and profits adjustments resulted in reclassifications among the Funds’ components of net assets at December 31, 2010, the Funds’ last tax year-end, as follows:

	NASDAQ Premium Income & Growth (QQQX)	Dow 30SM Premium & Dividend Income (DPD)	Dow 30SM Enhanced Premium & Income (DPO)
Paid-in surplus	$(24,026,179)	$(12,117,505)	$(24,185,138)
Undistributed (Over-distribution of) net investment income	24,026,179	12,117,505	24,185,138
Accumulated net realized gain (loss)	–	–	–

The tax components of undistributed net ordinary income and net long-term capital gains at December 31, 2010, the Funds’ last tax year end, were as follows:

	NASDAQ Premium Income & Growth (QQQX)	Dow 30SM Premium & Dividend Income (DPD)	Dow 30SM Enhanced Premium & Income (DPO)
Undistributed net ordinary income	$–	$–	$–
Undistributed net long-term capital gains	–	–	–

The tax character of distributions paid during the Funds’ last tax year ended December 31, 2010, was designated for purposes of the dividends paid deduction as follows:

	NASDAQ Premium Income & Growth (QQQX)	Dow 30SM Premium & Dividend Income (DPD)	Dow 30SM Enhanced Premium & Income (DPO)
Distributions from net ordinary income*	$–	$4,102,297	$17,310,225
Distributions from net long-term capital gains	–	–	–
Return of capital	23,314,917	10,625,600	10,867,638

* Net ordinary income consists of net taxable income derived from dividends and interest, and current year earnings and profits attributable to realized gains.

At December 31, 2010, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	NASDAQ Premium Income & Growth (QQQX)	Dow 30SM Premium & Dividend Income (DPD)	Dow 30SM Enhanced Premium & Income (DPO)
Expiration:
December 31, 2015	$4,607,477	$–	$–
December 31, 2017	14,092,780	7,972,909	70,689,942
December 31, 2018	4,114,782	–	–
Total	$22,815,039	$7,972,909	$70,689,942

During the Funds’ last tax year ended December 31, 2010, the following Funds utilized their capital loss carryforwards as follows:

	Dow 30SM Premium & Dividend Income (DPD)	Dow 30SM Enhanced Premium & Income (DPO)
Utilized capital loss carryforwards	$1,491,905	$13,317,500

7. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

Nuveen Investments	39

Notes to

Financial Statements (continued)

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Average Daily Managed Assets	NASDAQ Premium Income & Growth (QQQX) Dow 30SM Premium & Dividend Income (DPD) Dow 30SM Enhanced Premium & Income (DPO) Fund-Level Fee Rate
For the first $500 million	0.7000%
For the next $500 million	0.6750
For the next $500 million	0.6500
For the next $500 million	0.6250
For managed assets over $2 billion	0.6000

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

* For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds and assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of June 30, 2011, the complex-level fee rate for each of these Funds was .1774%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into sub-advisory agreements with Nuveen HydePark Group, LLC (“HydePark”) a subsidiary of Nuveen, under which HydePark manages the investment portfolios of the Funds. HydePark is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pays no compensation directly to those of its directors who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

8. Subsequent Events

Fair Value Measurements and Disclosures

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-04 (“ASU No. 2011-04”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

40	Nuveen Investments

Reinvest Automatically,

Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Nuveen Investments	41

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

42	Nuveen Investments

Notes

Nuveen Investments	43

Notes

44	Nuveen Investments

Notes

Nuveen Investments	45

Glossary of Terms

Used in this Report

¢

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

¢

Current Distribution Rate: Market yield is based on the Fund’s current annualized quarterly distribution divided by the Fund’s current market price. The Fund’s quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a tax return of capital.

¢

Net Asset Value (NAV): A Fund’s NAV per common share is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of common shares outstanding. Fund. NAVs are calculated at the end of each business day.

46	Nuveen Investments

Other Useful Information

Board of Directors

John P. Amboian

Robert P. Bremner

Jack B. Evans

William C. Hunter

David J. Kundert

William J. Schneider

Judith M. Stockdale

Carole E. Stone

Virginia L. Stringer

Terence J. Toth

Fund Manager

Nuveen Fund Advisors, Inc.

333 West Wacker Drive

Chicago, IL 60606

Custodian

State Street Bank & Trust
Company

Boston, MA

Transfer Agent and Shareholder Services

State Street Bank & Trust Company Nuveen Funds

P.O. Box 43071

Providence, RI 02940-3071

(800) 257-8787

Legal Counsel

Chapman and Cutler LLP

Chicago, IL

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Share Information

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds did not repurchase any of their common shares. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments	47

Nuveen Investments:

Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen Asset Management, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $210 billion of assets as of June 30, 2011.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by Nuveen Securities, LLC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com

ESA-E-0611D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dow 30SM Premium & Dividend Income Fund Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy (Vice President and Secretary)

Date: September 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date: September 7, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: September 7, 2011